Share-based compensation - Disclosure of changes in PSUs, RSUs and PRSUs (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
PSU TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	7,058,827	8,579,529	6,352,440
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 9.76	€ 12.79	€ 13.09
Granted (in shares) | shares	4,276,298	1,936,088	2,903,808
Granted (in euros per share) | €	€ 3.33	€ 5.72	€ 12.02
Vested (in shares) | shares	0	(2,426,156)	0
Vested (in euros per share) | €	€ 0	€ 17.07	€ 0
Canceled (in shares) | shares	(3,142,765)	(242)	0
Canceled (in euros per share) | €	€ 10.38	€ 5.65	€ 0
Forfeited (in shares) | shares	(736,500)	(1,030,392)	(676,719)
Forfeited (in euros per share) | €	€ 6.83	€ 10.22	€ 12.43
Outstanding shares unvested at the end of the period (in shares) | shares	7,455,860	7,058,827	8,579,529
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 6.14	€ 9.76	€ 12.79
PSU Synergies
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	3,166,622	5,970,230	6,352,440
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 11.32	€ 12.64	€ 12.61
Granted (in shares) | shares	0	0	56,890
Granted (in euros per share) | €	€ 0	€ 0	€ 16.14
Vested (in shares) | shares	(3,134,004)	(2,426,155)	0
Vested (in euros per share) | €	€ 11.34	€ 14.55	€ 0
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ 0	€ 0	€ 0
Forfeited (in shares) | shares	(6,720)	(377,453)	(439,100)
Forfeited (in euros per share) | €	€ 16.48	€ 11.39	€ 12.43
Outstanding shares unvested at the end of the period (in shares) | shares	25,898	3,166,622	5,970,230
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 10.94	€ 11.32	€ 12.64
PSU Compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	2,254,113	1,255,057	1,588,222
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 11.71	€ 12.76	€ 12.61
Granted (in shares) | shares	31,923	1,908,977	14,225
Granted (in euros per share) | €	€ 10.66	€ 11.94	€ 14.05
Vested (in shares) | shares	(783,510)	(606,651)	0
Vested (in euros per share) | €	€ 11.34	€ 14.55	€ 0
Canceled (in shares) | shares	0	(242)	0
Canceled (in euros per share) | €	€ 0	€ 12.15	€ 0
Forfeited (in shares) | shares	(218,808)	(303,028)	(347,390)
Forfeited (in euros per share) | €	€ 12.04	€ 11.84	€ 12.59
Outstanding shares unvested at the end of the period (in shares) | shares	1,283,718	2,254,113	1,255,057
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 11.87	€ 11.71	€ 12.76
PSU Electrification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	3,221,414	4,339,381	1,587,998
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 12.35	€ 12.64	€ 12.61
Granted (in shares) | shares	0	27,111	2,861,143
Granted (in euros per share) | €	€ 0	€ 20.99	€ 12.83
Vested (in shares) | shares	(698,240)	(485,154)	0
Vested (in euros per share) | €	€ 11.34	€ 14.55	€ 0
Canceled (in shares) | shares	(85,281)	(121,287)	0
Canceled (in euros per share) | €	€ 11.34	€ 14.55	€ 0
Forfeited (in shares) | shares	(225,611)	(538,637)	(109,760)
Forfeited (in euros per share) | €	€ 13.10	€ 12.63	€ 12.43
Outstanding shares unvested at the end of the period (in shares) | shares	2,212,282	3,221,414	4,339,381
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 12.99	€ 12.35	€ 12.64
PSU AOI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	5,189,541	3,479,043	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 12.48	€ 12.83	€ 0
Granted (in shares) | shares	5,701,710	2,581,419	3,795,870
Granted (in euros per share) | €	€ 7.19	€ 12.07	€ 12.88
Vested (in shares) | shares	0	0	0
Vested (in euros per share) | €	€ 0	€ 0	€ 0
Canceled (in shares) | shares	(11,678)	(323)	0
Canceled (in euros per share) | €	€ 7.12	€ 12.15	€ 0
Forfeited (in shares) | shares	(973,092)	(870,598)	(316,827)
Forfeited (in euros per share) | €	€ 10.46	€ 12.64	€ 12.83
Outstanding shares unvested at the end of the period (in shares) | shares	9,906,481	5,189,541	3,479,043
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 9.66	€ 12.48	€ 12.83
PSU Quality
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 0
Granted (in shares) | shares	4,244,375
Granted (in euros per share) | €	€ 7.16
Vested (in shares) | shares	0
Vested (in euros per share) | €	€ 0
Canceled (in shares) | shares	(8,759)
Canceled (in euros per share) | €	€ 7.12
Forfeited (in shares) | shares	(288,746)
Forfeited (in euros per share) | €	€ 7.12
Outstanding shares unvested at the end of the period (in shares) | shares	3,946,870	0
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 7.16	€ 0
PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	288,814	417,386	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 14.39	€ 15.82	€ 0
Granted (in shares) | shares	1,035,510	43,271	417,386
Granted (in euros per share) | €	€ 9.56	€ 14.80	€ 15.82
Vested (in shares) | shares	(204,637)	(137,746)	0
Vested (in euros per share) | €	€ 13.60	€ 18.14	€ 0
Canceled (in shares) | shares	(153,214)	(692)	0
Canceled (in euros per share) | €	€ 13.77	€ 15.82	€ 0
Forfeited (in shares) | shares	(421,917)	(33,405)
Forfeited (in euros per share) | €	€ 8.07	€ 17.26
Outstanding shares unvested at the end of the period (in shares) | shares	544,556	288,814	417,386
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 11.53	€ 14.39	€ 15.82
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	9,370,789	11,062,707	8,824,943
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 11.67	€ 12.67	€ 12.77
Granted (in shares) | shares	9,284,098	2,944,677	3,419,898
Granted (in euros per share) | €	€ 7.40	€ 11.62	€ 12.41
Vested (in shares) | shares	(4,501,831)	(3,432,046)	(365,601)
Vested (in euros per share) | €	€ 11.77	€ 14.68	€ 15.26
Canceled (in shares) | shares	(19,464)	(539)	0
Canceled (in euros per share) | €	€ 6.91	€ 11.71
Forfeited (in shares) | shares	(1,187,544)	(1,204,010)	(816,533)
Forfeited (in euros per share) | €	€ 9.38	€ 12.20	€ 12.51
Outstanding shares unvested at the end of the period (in shares) | shares	12,946,048	9,370,789	11,062,707
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 8.78	€ 11.67	€ 12.67
Replacement Stellantis RSU awards | FCA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	0	0	9,722,133
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 0	€ 0	€ 9.95
Anti-dilution adjustment (in shares) | shares	0	0	0
Anti-dilution adjustment (in euros per share) | €	€ 0	€ 0	€ 0
Granted (in shares) | shares	0	0	0
Granted (in euros per share) | €	€ 0	€ 0	€ 0
Vested (in shares) | shares	0	0	(9,597,921)
Vested (in euros per share) | €	€ 0	€ 0	€ 9.95
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ 0	€ 0	€ 0
Forfeited (in shares) | shares	0	0	(124,212)
Forfeited (in euros per share) | €	€ 0	€ 0	€ 0
Outstanding shares unvested at the end of the period (in shares) | shares	0	0	0
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 0	€ 0	€ 0
Replacement Stellantis RSU awards | PSA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	0	0	6,422,078
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 0	€ 0	€ 6.71
Anti-dilution adjustment (in shares) | shares	0	0	0
Anti-dilution adjustment (in euros per share) | €	€ 0	€ 0	€ 0
Granted (in shares) | shares	0	0	0
Granted (in euros per share) | €	€ 0	€ 0	€ 0
Vested (in shares) | shares	0	0	(6,422,078)
Vested (in euros per share) | €	€ 0	€ 0	€ 6.71
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ 0	€ 0	€ 0
Forfeited (in shares) | shares	0	0	0
Forfeited (in euros per share) | €	€ 0	€ 0	€ 0
Outstanding shares unvested at the end of the period (in shares) | shares	0	0	0
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 0	€ 0	€ 0